Revenue Recognition (Tables) - Rigetti Holdings Inc [Member]	11 Months Ended
Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Summary of Disaggregation of Revenue
The following tables depict the disaggregation of revenue according to the type of good or service and timing of transfer of goods or services:

	11 Months Ended	Year Ended
	December 31,	January 31,
	2021	2021
Type of Goods or Service
Collaborative research and other professional services	$5,849,267	$2,919,507
Access to quantum computing systems	2,347,039	2,380,091
Quantum computing components	—	243,000

	$8,196,306	$5,542,598

Timing of Revenue Recognition
Revenue recognized at a point in time	$—	$243,000
Revenue recognized over time	8,196,306	5,299,598

	$8,196,306	$5,542,598

Summary of Contract with Customer, Contract Asset, Contract Liability, and Receivable
Selected consolidated balance sheet line items that reflect accounts receivable, contract assets and liabilities as of December 31, 2021 and January 31, 2021 were as follows:

	December 31,	January 31,
	2021	2021
Trade receivables, net	$961,370	$327,301
Unbilled receivables	$581,170	$152,073
Deferred revenue - current	$(984,976)	$(491,827)

Summary of Change in Contract with Customer, Asset and Liability
Changes in deferred revenue from contracts with customers were as follows:

	11 Months Ended	Year Ended
	December 31,	January 31,
	2021	2021
Balance at beginning of period	$(491,827)	$(2,151,683)
Deferral of revenue	(904,502)	(364,545)
Recognition of deferred revenue	411,353	2,024,401

Balance at end of period	$(984,976)	$(491,827)